Summary of Changes in AOCI by Component (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning of year	$ 8,280	$ 8,865
Other comprehensive income (loss) before reclassifications	427	(333)
Amounts reclassified from AOCI	128	(4,447)
Total other comprehensive income (loss), net of tax	555	(4,780)	$ 3,524
End of year	9,116	8,280	8,865
CTA
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning of year	(3,438)	(3,191)
Other comprehensive income (loss) before reclassifications	396	(247)
Amounts reclassified from AOCI	29	0
Total other comprehensive income (loss), net of tax	425	(247)
End of year	(3,013)	(3,438)	(3,191)
Pension and other employee benefits
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning of year	(1,122)	(1,025)
Other comprehensive income (loss) before reclassifications	50	(191)
Amounts reclassified from AOCI	91	94
Total other comprehensive income (loss), net of tax	141	(97)
End of year	(981)	(1,122)	(1,025)
Hedging activities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning of year	3	7
Other comprehensive income (loss) before reclassifications	(18)	1
Amounts reclassified from AOCI	5	(5)
Total other comprehensive income (loss), net of tax	(13)	(4)
End of year	(10)	3	7
Available-for-sale securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning of year	1	4,433
Other comprehensive income (loss) before reclassifications	(1)	104
Amounts reclassified from AOCI	3	(4,536)
Total other comprehensive income (loss), net of tax	2	(4,432)
End of year	3	1	4,433
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning of year	(4,556)	224
End of year	$ (4,001)	$ (4,556)	$ 224